Statement Of Stockholders' Equity - USD ($)	Total	Common Stock Subscribed [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]
Balance at Oct. 14, 2014	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 14, 2014					0	0
Issuance of common stock through subscription, Value	1,767	(3,031)	358	0	$ 3,579	$ 861
Issuance of common stock through subscription, Shares					35,785,858	8,614,142
Net loss for the period ended January 31, 2015	(407,521)	0	0	(407,521)	$ 0	$ 0
Balance at Jan. 31, 2015	(405,754)	(3,031)	358	(407,521)	$ 3,579	$ 861
Balance (in shares) at Jan. 31, 2015					35,785,858	8,614,142
Balance at Oct. 14, 2014	0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 14, 2014					0	0
Net loss for the period ended January 31, 2015	(848,464)
Balance at Mar. 31, 2015	$ (844,474)